Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Total Revenue	$ 577,240	$ 665,841	$ 1,229,114	$ 2,874,665	$ 3,293,293	$ 1,310,946
Less Cost of Goods Sold	(96,815)	(138,189)	(225,960)	(434,051)	(586,884)	(351,307)
Gross Profit	480,425	527,652	1,003,154	2,440,614	2,706,409	959,639
Operating Costs and Expenses:
Selling, General and Administrative	1,486,866	2,222,487	4,445,217	4,947,485	7,602,945	4,957,908
Research and Development	33,146	79,071	106,426	147,112	155,630	118,479
Impairment Expense		914,091		914,091	914,091
Loss From Operations	(1,039,587)	(2,687,997)	(3,548,489)	(3,568,074)	(5,966,257)	(4,116,748)
Other Expense:
Interest Expense	(81,976)	(37,994)	(178,606)	(159,697)	(198,450)	(404,915)
Other Project Income, Net	191,746		191,746
Unrealized Gain on Series 2023 Derivative/Warrant Liability	58,133		58,840
Loss on Conversion of Senior Secured Note Payable				(695,342)	(695,342)
Net Loss	(871,684)	(2,725,991)	(3,476,509)	(4,423,113)	(6,860,049)	(4,521,663)
Deemed Dividend on Series A Convertible Preferred Stock				(793,175)	(793,175)	(110,938)
Cumulative Series A Convertible Preferred Stock Dividend Requirement				(111,333)	(111,333)	(124,980)
Net Loss Available to Common Stockholders			$ (3,476,509)	$ (5,327,621)	$ (7,764,557)	$ (4,757,581)
Net Loss per Common Share, Basic	$ (0.20)	$ (0.62)	$ (0.78)	$ (1.32)	$ (1.82)	$ (2.34)
Net Loss per Common Share, Diluted	$ (0.20)	$ (0.62)	$ (0.78)	$ (1.32)	$ (1.82)	$ (2.34)
Shares Used in Computing Net Loss per Common Share, Basic	4,430,545	4,430,545	4,430,545	4,048,147	4,144,122	2,085,607
Shares Used in Computing Net Loss per Common Share, Diluted	4,430,545	4,430,545	4,430,545	4,048,147	4,144,122	2,085,607
Product [Member]
Total Revenue	$ 561,490	$ 665,841	$ 1,170,364	$ 2,344,165	$ 2,662,793	$ 896,324
Product Sales Related Parties [Member]
Total Revenue	$ 15,750		33,750	30,500	30,500	362,800
Consulting Revenue [Member]
Total Revenue			$ 25,000	$ 500,000	$ 600,000	$ 51,822